Summary of Bank and Other Borrowings (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Debt Disclosure [Abstract]
Short-term bank borrowings	$ 28,697	173,726	176,961
Long-term bank borrowings, current portion	32,542	197,000	167,879
Debt, Current, Total	61,239	370,726	344,840
Long-term bank borrowings, non-current portion	10,860	65,740	63,000
Other long-term borrowings	148,669	900,000	0
Long-term bank and other borrowings (including long-term bank and other borrowings of the Consolidated VIEs without recourse to the primary beneficiaries of nil and RMB900,000 (US$148,669) as of December 31, 2012 and 2013, respectively)	159,529	965,740	63,000
Total bank and other borrowings	$ 220,768	1,336,466	407,840